Annual Fund Operating Expenses - Class ACR6IS - DWS Floating Rate Fund	Oct. 01, 2021
Class A
Operating Expenses:
Management fee	0.55%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.42%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.26%
Fee waiver/expense reimbursement	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.07%
Class C
Operating Expenses:
Management fee	0.55%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.44%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	2.03%
Fee waiver/expense reimbursement	0.21%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.82%
Class R6
Operating Expenses:
Management fee	0.55%
Distribution/service (12b-1) fees	none
Other expenses	0.52%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.11%
Fee waiver/expense reimbursement	0.29%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.82%
INST Class
Operating Expenses:
Management fee	0.55%
Distribution/service (12b-1) fees	none
Other expenses	0.34%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	0.93%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.82%
Class S
Operating Expenses:
Management fee	0.55%
Distribution/service (12b-1) fees	none
Other expenses	0.50%
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.09%
Fee waiver/expense reimbursement	0.17%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.92%